FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Disclosure Of Debt Securities Text Block [Table Text Block]
On January 1, 2018 the Bank adopted IFRS 9. Consequently, some debt securities have been reclassified from one portfolio to another or remeasured considering the Bank’s definition of its business model under IFRS 9.

Debt instruments	Measurement under IFRS 9 (2013)	Measurement under IFRS 9 (2014) (1)	Difference
In millions of COP
Fair value through profit or loss	10,701,855	8,777,923	(1,923,932)
Amortized cost	4,157,568	3,121,981	(1,035,587)
Transfer to Fair value through other comprehensive income	-	2,991,352	2,991,352
Total debt instruments	14,859,423	14,891,256	31,833

(1)	For further information, see classification under IFRS 9, as described in Note 32 impacts on application of new standards.

Disclosure Of Financial Assets Explanatory [Text Block]
The detail of the carrying value of the financial assets investments is as follows as of December 31, 2018:

Financial assets investments		Measurement methodology		Total carrying value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost
In millions of COP
Securities issued by the Colombian Government	7,242,168	-	50,243	7,292,411
Securities issued by foreign governments	817,639	3,143,488	272,073	4,233,200
Securities issued by government entities	43,846	-	1,875,260	1,919,106
Securities issued by other financial institutions (1)	661,176	186,250	143,750	991,176
Corporate bonds	145,032	-	1,140,602	1,285,634
Total debt instruments	8,909,861	3,329,738	3,481,928	15,721,527
Total equity securities	1,101,461	538,487	-	1,639,948
Total financial assets Investments				17,361,475

(1)
Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 196,920 and amortized cost amounting to COP 7. For further information on TIPS’ fair value measurement see Note 29 fair value of assets and liabilities.

2017

As of December 31, 2017, the finalcial assets investments was classsifed according to IFRS 9 (2013).

Financial assets investments	Measurement methodology		Total carrying value
	Fair value through profit or loss	Amortized cost
In millions of COP
Securities issued by the Colombian Government	7,003,147	12,965	7,016,112
Securities issued by foreign governments	2,471,994	1,050,855	3,522,849
Securities issued by government entities	36,038	1,926,554	1,962,592
Securities issued by other financial institutions	1,052,776	225,431	1,278,207
Corporate bonds	137,900	941,763	1,079,663
Total debt instruments	10,701,855	4,157,568	14,859,423
Total equity securities			1,517,830
Total financial assets investments			16,377,253

Disclosure of detailed information about debt securities portfolio [Text Block]
As of December 31, 2018

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	2,376,212	2,142,086	884,248	1,839,622	7,242,168
Securities issued by foreign governments	511,149	25,165	55,041	226,284	817,639
Securities issued by government entities	27,905	10,488	109	5,344	43,846
Securities issued by other financial institutions	169,615	164,208	105,231	222,122	661,176
Corporate bonds	28,539	20,739	47,415	48,339	145,032
Subtotal	3,113,420	2,362,686	1,092,044	2,341,711	8,909,861
Fair value through other comprehensive income
Securities issued by foreign governments	1,334,351	1,018,119	593,346	197,672	3,143,488
Securities issued by other financial institutions	5,807	-	-	180,443	186,250
Subtotal (1)	1,340,158	1,018,119	593,346	378,115	3,329,738
Securities at amortized cost
Securities issued by the Colombian Government	50,243	-	-	-	50,243
Securities issued by foreign governments	12,534	9,897	2,661	246,981	272,073
Securities issued by government entities	1,875,260	-	-	-	1,875,260
Securities issued by other financial institutions	85,366	23,650	34,734	-	143,750
Corporate bonds	-	56,546	265,853	818,203	1,140,602
Subtotal	2,023,403	90,093	303,248	1,065,184	3,481,928
Total debt instruments	6,476,981	3,470,898	1,988,638	3,785,010	15,721,527

(1)	For further information, see classification under IFRS 9, as described in Note 2.D Significant accounting policies.

As of December 31, 2017

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	2,163,682	3,299,116	1,164,689	375,660	7,003,147
Securities issued by foreign governments	962,640	408,586	736,105	364,663	2,471,994
Securities issued by government entities	11,134	14,825	6,946	3,133	36,038
Securities issued by other financial institutions	157,434	250,395	143,353	501,594	1,052,776
Corporate bonds	35,255	16,027	21,419	65,199	137,900
Subtotal	3,330,145	3,988,949	2,072,512	1,310,249	10,701,855
Securities at amortized cost
Securities issued by the Colombia Government	-	12,965	-	-	12,965
Securities issued by foreign governments	241,944	184,454	415,229	209,228	1,050,855
Securities issued by government entities	1,909,363	17,191	-	-	1,926,554
Securities issued by other financial institutions	117,075	68,166	40,190	-	225,431
Corporate bonds	26,668	15,945	148,684	750,466	941,763
Subtotal	2,295,050	298,721	604,103	959,694	4,157,568
Total debt instruments	5,625,195	4,287,670	2,676,615	2,269,943	14,859,423

Disclosure of detailed information about fair value of equity securities [Text Block]
The following table shows the fair value of equity securities:

Equity securities	Carrying amount
	December 31, 2018	December 31, 2017
In millions of COP
Total of securities at fair value through profit or loss (1)	1,101,461	988,455
Total of securities at fair value through OCI	538,487	529,375
Total equity securities	1,639,948	1,517,830

(1)
The growth is mainly due to the increase of the Sura Assets Management fair value by COP 69,162 at the end of the year 2018. In accordance with the price conditions agreed with Caisse de Dépôt et Placement du Québec (CDPQ) for the sale of this investment, the total Bank’s shareholding will be sold for (USD 135,173) COP 439,279.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
The following table details the equity instruments designated at fair value through other comprehensive income analyzed by listing status:

Equity securities	Carrying amount
	December 31, 2018	December 31, 2017
In millions of COP
Securities at fair value through OCI :
Equity securities listed in Colombia	71,626	76,178
Equity securities listed elsewhere	5,319	5,766
Equity securities unlisted:
TELERED	100,126	82,384
Asociación Gremial de Instituciones Financieras Credibanco S.A.	84,807	85,342
CIFI	23,663	29,922
Compañía De Procesamiento de Medios de Pago Guatemala(Bahamas), S. A.	17,408	11,009
Transacciones y Transferencias, S. A.	6,424	5,059
CADENALCO	2,964	5,782
Deceval (1)	-	22,024
Others	226,150	205,909
Total equity securities at fair value through OCI	538,487	529,375

(1)
Between 2018 and 2017 Deceval was totally sold for COP 21,444 due to the merger between Bolsa de Valores de Colombia (BVC) and Deceval. This transaction transferred from OCI to retained earnings the amount of COP 20,644.

Disclosure of detailed information about securities pledged [Text Block]
The detail of the securities pledged as collateral as of December 31, 2018 and 2017 is as follows:

As of December 31, 2018

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Equity securities listed in stock market	Less than 3 months	Stocks	2,855
Securities issued by the Colombian Government	Less than 3 months	TES-Treasury instruments	264,292
Securities issued by the Colombian Government	Between 3 and 6 months	TES-Treasury instruments	67,658
Securities issued by the Colombian Government	Between 6 and 12 months	TES-Treasury instruments	713,974
Securities issued by the Colombian Government	Greater 12 months	TES-Treasury instruments	1,131,623
Securities issued by foreign governments	Greater 12 months	Bonds	285,463
Securities issued by other financial institutions	Greater 12 months	CDT	181,951
Subtotal investments pledged as collateral in money market			2,647,816
Investments pledged as collateral in derivative operations
Equity securities listed in stock market	Less than 3 months	Stocks	91
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	1,353
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	168,375
Securities issued by the Colombian Government	Greater 12 months	TES - Treasury instruments	10,182
Subtotal investments pledged as collateral in derivative operations			180,001
Total securities pledged as collateral			2,827,817

As of December 31, 2017

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in repo operations
Securities issued by the Colombian Government	Greater twelve months	TES - Treasury instruments	1,744,736
Securities issued by the Colombian Government	Between six and twelve months	TES - Treasury instruments	877,673
Subtotal investments pledged as collateral in repo operations			2,622,409
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Between six and twelve months	TES - Treasury instruments	78,688
Securities issued by the Colombian Government	Greater twelve months	TES - Treasury instruments	40,247
Subtotal investments pledged as collateral in derivative operations			118,935
Total securities pledged as collateral			2,741,344

Disclosure and Details About Breakdown Of The Changes In The Gross Carrying Amount Of The Debt Securities At Fair Value Through Other Comprehensive Income And Amortized Cost [Text Block]
The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at Fair value through other comprehensive income and Amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2018 (1)	5,673,059	440,273	6,113,332
Transfers:
Transfer from Stage 2 to Stage 1	153,447	(153,447)	-
Change in measurement (2)	130,671	-	130,671
Financial assets derecognized during the period other than write-offs	(3,124,605)	(279,488)	(3,404,093)
New financial assets purchased	3,859,206	393	3,859,599
Valuation on investments and Write-offs	(133,232)	4,109	(129,123)
Foreign exchange	226,961	14,319	241,280
Gross carrying amount as at 31 December 2018	6,785,507	26,159	6,811,666

(1)	For further information, see adoption of new accounting standards in Note 32 Impacts on application of new standars
(2)	Change in measurement to transfer a small proportion of Grupo Agromercantil Holding debt instruments portfolio from fair value to amortized cost.

Disclosure and Details About Provisions Detail Using The Expected Credit Losses Model [Text Block]
As of December 31, 2018

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	3,456,164	25,764	3,481,928
Carrying amount	3,467,285	26,373	3,493,658
Loss allowance	(11,121)	(609)	(11,730)
Securities at fair value through other comprehensive income	3,329,345	393	3,329,738
Carrying amount	3,332,398	393	3,332,791
Loss allowance	(3,053)	-	(3,053)

Disclosure And Details About Changes In The Allowance For Debt Instruments Measured At Amortized Cost And Fair Value Through Other Comprehensive Income [Text Block]
The following table sets forth the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income:

Concept	Stage 1	Stage 2	Total
In millions of COP
Balance of January 1, 2018	8,932	6,797	15,729
Net effect in loss allowance changes	5,044	(2,467)	2,577
Transfer to 12-Month ECL	3,955	(500)	3,455
Transfer to lifetime ECL not credit-impaired	1,089	(1,967)	(878)
New debt instruments purchased	6,508	-	6,508
Debt instruments that have been derecognized	(7,072)	(3,714)	(10,786)
Translation adjustment	762	(7)	755
Balance of December 31, 2018	14,174	609	14,783

Disclosure of detailed information about bank's derivatives by type of risk [Text Block]
The following table sets forth for the Bank’s derivatives by type of risk as of December 31, 2018 and 2017:

Derivatives	December 31, 2018	December 31, 2017
In millions of COP
Forwards
Assets
Foreign exchange contracts	294,345	172,310
Equity contracts	981	372
Subtotal assets	295,326	172,682
Liabilities
Foreign exchange contracts	(299,015)	(142,976)
Equity contracts	(7,585)	(4,470)
Subtotal liabilities	(306,600)	(147,446)
Total forwards	(11,274)	25,236
Swaps
Assets
Foreign exchange contracts	1,199,236	672,558
Interest rate contracts	252,928	274,137
Subtotal assets	1,452,164	946,695
Liabilities
Foreign exchange contracts	(700,903)	(505,823)
Interest rate contracts	(257,978)	(275,641)
Subtotal liabilities	(958,881)	(781,464)
Total swaps	493,283	165,231
Options
Assets
Foreign exchange contracts	96,218	14,995
Subtotal assets	96,218	14,995
Liabilities
Foreign exchange contracts	(29,589)	(16,943)
Subtotal liabilities	(29,589)	(16,943)
Total options	66,629	(1,948)
Derivative assets	1,843,708	1,134,372
Derivative liabilities	(1,295,070)	(945,853)
Total, net	548,638	188,519

Disclosure of derivative financial instruments [text block]
The table below present the notional amounts of the derivatives contracts as of December 31, 2018 and 2017:

Derivatives	December 31, 2018	December 31, 2017
In millions of COP
Forwards
Assets
Foreign exchange contracts	10,968,445	11,618,005
Equity contracts	495,124	1,010,557
Subtotal assets	11,463,569	12,628,562
Liabilities
Foreign exchange contracts	(11,482,549)	(10,276,967)
Equity contracts	(2,278,708)	(1,796,020)
Subtotal liabilities	(13,761,257)	(12,072,987)
Total forwards	(2,297,688)	555,575
Swaps
Assets
Foreign exchange contracts	10,504,017	6,188,880
Interest rate contracts	21,281,866	16,315,701
Subtotal assets	31,785,883	22,504,581
Liabilities
Foreign exchange contracts	(4,962,024)	(4,163,466)
Interest rate contracts	(16,997,169)	(15,850,149)
Subtotal liabilities	(21,959,193)	(20,013,615)
Total swaps	9,826,690	2,490,966
Options
Assets
Foreign exchange contracts	1,797,496	697,346
Subtotal assets	1,797,496	697,346
Liabilities
Foreign exchange contracts	(1,638,795)	(682,197)
Subtotal liabilities	(1,638,795)	(682,197)
Total options	158,701	15,149
Futures
Assets
Foreign exchange contracts	1,426,478	3,772,283
Equity contracts	54,002	175,500
Subtotal assets	1,480,480	3,947,783
Liabilities
Foreign exchange contracts	(1,434,115)	-
Equity contracts	(3,000)	-
Subtotal liabilities	(1,437,115)	-
Total futures	43,365	3,947,783
Derivative assets	46,527,428	39,778,272
Derivative liabilities	(38,796,360)	(32,768,799)
Total, net	7,731,068	7,009,473

Disclosure of detailed information about contractual life of derivative [Text Block]
As of December 31, 2018

	Forwards	Swaps	Options	Total
Assets	295,326	1,452,164	96,218	1,843,708
Up to 1 year	277,578	645,735	69,292	992,605
From 1 to 3 years	17,741	345,321	26,926	389,988
Over 3 years	7	461,108	-	461,115
Liabilities	(306,600)	(958,881)	(29,589)	(1,295,070)
Up to 1 year	(292,585)	(270,900)	(17,305)	(580,790)
From 1 to 3 years	(14,015)	(262,848)	(12,284)	(289,147)
Over 3 years	-	(425,133)	-	(425,133)
Total	(11,274)	493,283	66,629	548,638

As of December 31, 2017

	Forwards	Swaps	Options	Total
Assets	172,682	946,695	14,995	1,134,372
Up to 1 year	170,299	240,690	14,229	425,218
From 1 to 3 years	2,383	339,934	766	343,083
Over 3 years	-	366,071	-	366,071
Liabilities	(147,446)	(781,464)	(16,943)	(945,853)
Up to 1 year	(141,326)	(135,749)	(15,836)	(292,911)
From 1 to 3 years	(6,120)	(321,708)	(1,107)	(328,935)
Over 3 years	-	(324,007)	-	(324,007)
Total	25,236	165,231	(1,948)	188,519

Disclosure Of Collaterals Explanatorys [Text Block]
The table below presents the cash collateral amounts posted under derivatives contracts as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
In millions of COP
Collateral paid	213,677	154,599
Collateral received	(471,340)	(264,700)

Disclosure of detailed information about hedged item explanatory [Text Block]
The following table sets forth the notional amount and fair value of the hedged item recognized in the statement of financial position as ‘Financial assets investments’, as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
In millions of COP
Notional amount	258,518	304,159
Fair value	285,463	341,229

	December 31, 2018	December 31, 2017
In thousands of USD
Notional amount	79,550	101,930
Fair value	87,841	114,353

Disclosure of offsetting of financial assets and financial liabilities [text block]
The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2018 and 2017 by derivative and by risk:

As of December 31, 2018

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,199,236	(700,903)
Forwards	294,345	(299,015)
Options	96,218	(29,589)
Interest rate contracts
Swaps	252,928	(257,978)
Equity contracts
Forwards	981	(7,585)
Gross derivative assets/liabilities	1,843,708	(1,295,070)
Derivative financial instruments in statement of financial position	1,843,708	(1,295,070)
Master netting agreements	(1,179,503)	1,295,070
Cash collateral received/paid	(471,340)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	192,865	-

As of December 31, 2017

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	672,558	(505,823)
Forwards	172,310	(142,976)
Options	14,995	(16,943)
Interest rate contracts
Swaps	274,137	(275,641)
Equity contracts
Forwards	372	(4,470)
Gross derivative assets/liabilities	1,134,372	(945,853)
Derivative financial instruments in statement of financial position	1,134,372	(945,853)
Master netting agreements	(894,863)	945,853
Cash collateral received/paid	(239,509)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

Disclosure of detailed information about hedged items [text block]
The following table contains details of the hedged expresures covered by the Group's hedging strategies:

December 31, 2018
In millions of COP
	Carrying amount of hedged item	Accumulated amount of fair value adjustments on the hedged item	Balance sheet line item
	Assets	Assets
Fair value hedges
Interest rate
- Fixed rate	285,463	1,829	Financial assets investments

December 31, 2018
In thousands of USD
	Carrying amount of hedged item	Accumulated amount of fair value adjustments on the hedged item	Balance sheet line item
	Assets	Assets
Fair value hedges
Interest rate
- Fixed rate	87,841	563	Financial assets investments

December 31, 2017
In millions of COP
	Carrying amount of hedged item	Accumulated amount of fair value adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	341,229	(1,769)	Financial assets investments

December 31, 2017
In thousands of USD
	Carrying amount of hedged item	Accumulated amount of fair value adjustments on the hedged item	Balance sheet line item
	Assets	Libialities
Fair value hedges
Interest rate
- Fixed rate	114,353	(593)	Financial assets investments

Disclosure Of Detailed Information About Amounts That Affected Statement Of Comprehensive Income As Result Of Hedge Accounting Explanatory [Table Text Block]
The following table contains information regarding the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income:

December 31, 2018
In millions of COP
	Gains / (loss) recognized in OCI	Hedge Ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	14,158	Other operating income

December 31, 2017
In millions of COP
	Gains / (loss) recognized in OCI	Hedge Ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	(3,678)	Other operating income

December 31, 2016
In millions of COP
	Gains / (loss) recognized in OCI	Hedge Ineffectiveness recognized in P&L	P&L line item that includes hedge ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	14,634	Other operating income